Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Administrative expenses
Schedule of detailed information of Administrative expenses

This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Personnel expenses	32,511	34,356	32,697
Professional fees	5,057	9,907	10,920
Sundry charges	5,003	8,915	9,070
Board of Directors’ compensation	4,415	2,223	3,873
Software licenses	3,063	—	1,420
Depreciation and amortization	2,428	1,998	2,460
Short-term and low-value lease	2,040	2,021	1,554
Insurance	1,699	1,326	1,302
Subscriptions and quotes	1,416	1,469	1,366
Transport	633	673	525
Canons and tributes	398	541	447
Maintenance and repairs	342	712	546
Others	2,335	5,042	1,548
	61,340	69,183	67,728